MFS North Carolina Municipal Bond Fund (Prospectus Summary): | MFS North Carolina Municipal Bond Fund
MFS ® North Carolina Municipal Bond Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is August 8, 2012.

MFS ® North Carolina Municipal Bond Fund

Effective immediately, the table in the sub-section entitled “Example” beneath the main heading "Summary of Key Information" is restated in its entirety as follows:

Expense Example MFS North Carolina Municipal Bond Fund (USD $)	Expense Example, By Year, Column	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	Class A Shares	557	730	919	1,463
B	Class B Shares assuming redemption at end of period	562	802	1,066	1,688
C	Class C Shares assuming redemption at end of period	262	502	866	1,889

Expense Example, No Redemption MFS North Carolina Municipal Bond Fund (USD $)	Expense Example, No Redemption, By Year, Column	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B	Class B Shares assuming no redemption at end of period	162	502	866	1,688
C	Class C Shares assuming no redemption at end of period	162	502	866	1,889